UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21614

Eaton Vance Enhanced Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Enhanced Equity

Income Fund (EOI)

Semiannual Report

March 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes monthly cash distributions equal to $0.0864 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2014

Eaton Vance

Enhanced Equity Income Fund

Table of Contents

Performance	2

Fund Profile	2

Fund Snapshot	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Officers and Trustees	19

Important Notices	20

Eaton Vance

Enhanced Equity Income Fund

March 31, 2014

Performance1

Portfolio Managers Walter A. Row III, CFA, CMT and Michael A. Allison, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	10/29/2004	11.72%	18.96%	15.42%	6.78%
Fund at Market Price	—	12.81	21.61	16.03	5.72
S&P 500 Index	—	12.51%	21.86%	21.14%	7.73%
CBOE S&P 500 BuyWrite Index	—	9.74	10.69	12.04	5.04

% Premium/Discount to NAV[2]
					–8.98%

Distributions[3]
Total Distributions per share for the period					$0.518
Distribution Rate at NAV					7.22%
Distribution Rate at Market Price					7.93%

Fund Profile

Sector Allocation (% of total investments)4

Top 10 Holdings (% of total investments)4

Google, Inc., Class A	4.0%

Apple, Inc.	2.5

Mondelez International, Inc., Class A	2.5

JPMorgan Chase & Co.	2.2

Corning, Inc.	2.2

Occidental Petroleum Corp.	2.1

Gilead Sciences, Inc.	2.1

Chevron Corp.	2.0

Merck & Co., Inc.	2.0

Emerson Electric Co.	2.0

Total	23.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Enhanced Equity Income Fund

March 31, 2014

Fund Snapshot

Objective	The primary investment objective is to provide current income, with a secondary objective of capital appreciation.

Strategy	The Fund invests in a portfolio of primarily large- and mid-cap securities that the investment adviser believes have above-average growth and financial strength and writes call options on individual securities to generate current earnings from the option premium.

Options Strategy	Write Single Stock Covered Calls

Equity Benchmark[1]	S&P 500 Index

Morningstar Category	Large Growth

Distribution Frequency	Monthly

Common Stock Portfolio

Positions Held	83

% US / Non-US	95.1/4.9

Average Market Cap	$109.4 Billion

Call Options Written

% of Stock Portfolio	43%

Average Days to Expiration	32 days

% Out of the Money	5.7%
The following terms as used in the Fund snapshot:

Average Market Cap: An indicator of the size of the companies in which the Fund invests and is the sum of each security’s weight in the portfolio multiplied by its market cap. Market Cap is determined by multiplying the price of a share of a company’s common stock by the number of shares outstanding.

Call Option: For a call option on a security, the option buyer has the right to purchase, and the option seller (or writer) has the obligation to sell, a specified security at a specified price (exercise price or strike price) on or before a specified date (option expiration date). The buyer of a call option makes a cash payment (premium) to the seller (writer) of the option upon entering into the option contract.

Covered Call Strategy: A strategy of owning a portfolio of common stocks and writing call options on all or a portion of such stocks to generate current earnings from option premium.

Out of the Money: For a call option on a common stock, the extent to which the exercise price of the option exceeds the current price of the stock.

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Enhanced Equity Income Fund

March 31, 2014

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[2]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund snapshot and profile subject to change due to active management.

Information About Share Repurchase Program

On September 30, 2013, the Fund’s Board of Trustees approved the continuation of the Fund’s share repurchase program. The Board authorized the Fund to repurchase up to 10% of its common shares outstanding as of September 30, 2013 in open market transactions at a discount to net asset value (NAV). Under the previous authorization, the Fund could repurchase up to 10% of its common shares outstanding as of August 8, 2012 at a discount to NAV in the open market. The terms of the reauthorization increased the number of shares available for repurchase. From the date it began repurchasing shares until March 31, 2014, the Fund has purchased the number and percentage of its outstanding shares and seen the changes in its market price and discount to NAV as set forth in the table below. For more information on the Fund’s share repurchase program, please see Note 5 in the Fund’s Notes to Financial Statements.

No. of Shares Repurchased	% Shares Repurchased[1]	Beginning Market Price[2]	3/31/14 Market Price	% Market Return[3]	Beginning NAV Discount[2]	3/31/14 NAV Discount	Discount Change
797,000	1.99%	$ 10.82	$ 13.07	35.90%	–13.23%	–8.98%	–4.25%

1% Shares Repurchased is based on the number of shares outstanding on August 8, 2012. 2 Beginning Market Price and Beginning NAV Discount are as of the close of the market on the business day preceding the Fund’s first share repurchase. 3 % Market Return reflects the change in the market price of the Fund shares plus any distributions paid during the period but not reflecting the reinvestment of distributions.

4

Eaton Vance

Enhanced Equity Income Fund

March 31, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 98.9%(1)

Security	Shares	Value

Aerospace & Defense — 2.7%
Boeing Co. (The)	67,888	$8,519,265
United Technologies Corp.	55,552	6,490,696

		$15,009,961

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	90,776	$4,755,755

		$4,755,755

Automobiles — 0.6%
Honda Motor Co., Ltd.	93,744	$3,298,538

		$3,298,538

Banks — 9.0%
Bank of America Corp.	643,827	$11,073,824
Citigroup, Inc.	200,222	9,530,567
JPMorgan Chase & Co.	207,577	12,602,000
PNC Financial Services Group, Inc. (The)	35,369	3,077,103
Regions Financial Corp.	665,795	7,396,983
SunTrust Banks, Inc.	174,946	6,961,101

		$50,641,578

Beverages — 1.5%
Constellation Brands, Inc., Class A(2)	100,000	$8,497,000

		$8,497,000

Biotechnology — 3.8%
Biogen Idec, Inc.(2)	4,907	$1,500,904
Celgene Corp.(2)	59,290	8,276,884
Gilead Sciences, Inc.(2)	167,077	11,839,076

		$21,616,864

Capital Markets — 1.6%
Charles Schwab Corp. (The)	124,177	$3,393,757
Morgan Stanley	173,957	5,422,240

		$8,815,997

Chemicals — 3.1%
LyondellBasell Industries NV, Class A	66,610	$5,924,293
Monsanto Co.	51,013	5,803,749
PPG Industries, Inc.	30,326	5,866,868

		$17,594,910

Security	Shares	Value

Communications Equipment — 2.7%
QUALCOMM, Inc.	116,973	$9,224,491
Telefonaktiebolaget LM Ericsson, Class B	450,000	6,001,803

		$15,226,294

Consumer Finance — 2.1%
American Express Co.	47,889	$4,311,447
Discover Financial Services	126,323	7,350,735

		$11,662,182

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	146,077	$5,122,920
Verizon Communications, Inc.	184,196	8,762,204

		$13,885,124

Electric Utilities — 2.0%
Duke Energy Corp.	39,667	$2,825,084
Edison International	57,971	3,281,738
NextEra Energy, Inc.	51,183	4,894,119

		$11,000,941

Electrical Equipment — 3.1%
Emerson Electric Co.	165,838	$11,077,978
Rockwell Automation, Inc.	50,316	6,266,858

		$17,344,836

Electronic Equipment, Instruments & Components — 2.2%
Corning, Inc.	589,604	$12,275,555

		$12,275,555

Energy Equipment & Services — 0.5%
FMC Technologies, Inc.(2)	55,300	$2,891,637

		$2,891,637

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	73,706	$8,231,486

		$8,231,486

Food Products — 3.9%
Hershey Co. (The)	80,000	$8,352,000
Mondelez International, Inc., Class A	400,000	13,820,000

		$22,172,000

5	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	173,216	$6,670,548
Covidien PLC	73,671	5,426,606

		$12,097,154

Health Care Providers & Services — 1.4%
Express Scripts Holding Co.(2)	101,550	$7,625,389

		$7,625,389

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	24,324	$2,384,482
Yum! Brands, Inc.	69,515	5,240,736

		$7,625,218

Household Durables — 0.7%
Mohawk Industries, Inc.(2)	28,705	$3,903,306

		$3,903,306

Industrial Conglomerates — 1.0%
Danaher Corp.	77,413	$5,805,975

		$5,805,975

Insurance — 2.9%
ACE, Ltd.	55,229	$5,470,985
Aflac, Inc.	102,725	6,475,784
MetLife, Inc.	85,670	4,523,376

		$16,470,145

Internet & Catalog Retail — 2.5%
Amazon.com, Inc.(2)	28,928	$9,734,850
Netflix, Inc.(2)	11,688	4,114,527

		$13,849,377

Internet Software & Services — 6.8%
eBay, Inc.(2)	160,373	$8,859,005
Facebook, Inc., Class A(2)	121,805	7,337,533
Google, Inc., Class A(2)	20,000	22,290,200

		$38,486,738

IT Services — 2.6%
Accenture PLC, Class A	70,235	$5,599,134
Visa, Inc., Class A	43,085	9,300,328

		$14,899,462

Security	Shares	Value

Machinery — 1.5%
Caterpillar, Inc.	30,000	$2,981,100
Deere & Co.	61,119	5,549,605

		$8,530,705

Media — 2.6%
Lions Gate Entertainment Corp.	149,662	$4,000,465
Walt Disney Co. (The)	131,342	10,516,554

		$14,517,019

Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	119,266	$3,944,127

		$3,944,127

Multi-Utilities — 1.1%
Sempra Energy	65,881	$6,374,646

		$6,374,646

Multiline Retail — 2.4%
Dollar General Corp.(2)	105,014	$5,826,177
Macy’s, Inc.	127,697	7,571,155

		$13,397,332

Oil, Gas & Consumable Fuels — 9.5%
Anadarko Petroleum Corp.	28,195	$2,389,808
Chevron Corp.	96,354	11,457,454
Concho Resources, Inc.(2)	28,825	3,531,063
EOG Resources, Inc.	13,519	2,652,022
Exxon Mobil Corp.	112,861	11,024,263
Occidental Petroleum Corp.	126,321	12,037,128
Phillips 66	79,638	6,136,904
Range Resources Corp.	48,019	3,984,136

		$53,212,778

Pharmaceuticals — 6.4%
Johnson & Johnson	45,716	$4,490,683
Merck & Co., Inc.	200,451	11,379,603
Pfizer, Inc.	261,788	8,408,631
Roche Holding AG PC	15,605	4,693,417
Shire PLC ADR	48,584	7,216,181

		$36,188,515

6	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Real Estate Investment Trusts (REITs) — 1.6%
AvalonBay Communities, Inc.	34,565	$4,539,076
Simon Property Group, Inc.	29,097	4,771,908

		$9,310,984

Semiconductors & Semiconductor Equipment — 1.1%
NXP Semiconductors NV(2)	102,877	$6,050,196

		$6,050,196

Software — 1.1%
Microsoft Corp.	152,792	$6,262,944

		$6,262,944

Specialty Retail — 2.0%
AutoNation, Inc.(2)	109,332	$5,819,742
Home Depot, Inc. (The)	68,505	5,420,801

		$11,240,543

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	25,845	$13,872,045

		$13,872,045

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	41,004	$3,028,555

		$3,028,555

Thrifts & Mortgage Finance — 0.1%
Federal National Mortgage Association(2)	140,955	$549,725

		$549,725

Tobacco — 0.8%
Altria Group, Inc.	115,000	$4,304,451

		$4,304,451

Total Common Stocks (identified cost $501,593,836)		$556,467,987

Short-Term Investments — 1.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)	$6,405	$6,405,067

Total Short-Term Investments (identified cost $6,405,067)		$6,405,067

Total Investments — 100.1% (identified cost $507,998,903)		$562,873,054

Covered Call Options Written — (0.3)%

Security	Number of Contracts	Strike Price	Expiration Date	Value

Abbott Laboratories	865	$41.00	4/19/14	$(3,460)
Accenture PLC, Class A	350	87.50	4/19/14	(875)
Altria Group, Inc.	575	38.00	5/17/14	(25,013)
Amazon.com, Inc.	145	370.00	4/19/14	(10,585)
American Express Co.	235	95.00	4/19/14	(4,582)
Anadarko Petroleum Corp.	140	90.00	4/19/14	(5,390)
Apple, Inc.	125	555.00	4/19/14	(26,188)
AT&T, Inc.	730	36.00	5/17/14	(18,250)
AutoNation, Inc.	545	57.50	4/19/14	(4,087)
AvalonBay Communities, Inc.	170	135.00	4/19/14	(7,225)
Bank of America Corp.	3,215	18.00	5/17/14	(88,413)
Biogen Idec, Inc.	25	375.00	4/19/14	(1,062)
Boeing Co. (The)	335	140.00	5/17/14	(9,380)
C.H. Robinson Worldwide, Inc.	450	57.50	5/17/14	(13,500)
Caterpillar, Inc.	150	105.00	5/17/14	(9,975)
Celgene Corp.	295	175.00	4/19/14	(1,180)
Charles Schwab Corp. (The)	620	30.00	5/17/14	(10,850)
Chevron Corp.	480	120.00	4/19/14	(42,240)
Citigroup, Inc.	1,000	52.50	4/19/14	(6,500)
Concho Resources, Inc.	140	130.00	5/17/14	(31,850)
Constellation Brands, Inc., Class A	355	85.00	4/19/14	(93,188)
Corning, Inc.	2,945	22.00	5/17/14	(89,823)
Costco Wholesale Corp.	365	115.00	5/17/14	(33,398)
Covidien PLC	365	75.00	4/19/14	(11,862)
Danaher Corp.	385	77.50	5/17/14	(34,650)
Deere & Co.	305	87.50	4/19/14	(109,038)
Discover Financial Services	630	60.00	4/19/14	(17,325)
Dollar General Corp.	525	60.00	5/17/14	(38,063)
Duke Energy Corp.	195	72.50	4/19/14	(4,387)
eBay, Inc.	800	60.00	4/19/14	(6,800)
Emerson Electric Co.	825	67.50	5/17/14	(99,000)
Express Scripts Holding Co.	505	80.00	4/19/14	(2,525)
Exxon Mobil Corp.	560	97.50	5/17/14	(114,520)
Facebook, Inc., Class A	605	80.00	4/19/14	(1,210)

7	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Number of Contracts	Strike Price	Expiration Date	Value

FMC Technologies, Inc.	275	$55.00	5/17/14	$(24,750)
Freeport-McMoRan Copper & Gold, Inc.	595	36.00	4/19/14	(1,785)
Gilead Sciences, Inc.	835	87.50	4/19/14	(2,505)
Hershey Co. (The)	400	115.00	5/17/14	(8,800)
Home Depot, Inc. (The)	340	82.50	5/17/14	(16,320)
Johnson & Johnson	225	100.00	5/17/14	(24,637)
JPMorgan Chase & Co.	1,035	65.00	5/17/14	(23,805)
LyondellBasell Industries NV, Class A	330	90.00	4/19/14	(34,650)
Macy’s, Inc.	635	62.50	5/17/14	(54,610)
McDonald’s Corp.	120	100.00	5/17/14	(11,460)
Merck & Co., Inc.	1,000	60.00	5/17/14	(50,000)
MetLife, Inc.	425	57.50	5/17/14	(11,475)
Microsoft Corp.	760	41.00	5/17/14	(97,660)
Mohawk Industries, Inc.	140	155.00	4/19/14	(1,400)
Mondelez International, Inc., Class A	1,690	36.00	5/17/14	(60,840)
Monsanto Co.	255	120.00	4/19/14	(9,562)
Morgan Stanley	870	32.00	4/19/14	(36,540)
NextEra Energy, Inc.	255	97.50	4/19/14	(15,300)
NIKE, Inc., Class B	205	82.50	4/19/14	(307)
NXP Semiconductors NV	510	62.50	4/19/14	(24,225)
Occidental Petroleum Corp.	630	100.00	4/19/14	(8,190)
Pfizer, Inc.	1,305	33.00	4/19/14	(40,455)
Phillips 66	395	82.50	4/19/14	(7,900)
PNC Financial Services Group, Inc. (The)	175	90.00	5/17/14	(12,862)
PPG Industries, Inc.	150	200.00	4/19/14	(21,750)
QUALCOMM, Inc.	585	82.50	5/17/14	(43,290)
Range Resources Corp.	240	92.50	4/19/14	(3,000)
Regions Financial Corp.	3,325	12.00	5/17/14	(31,588)
Rockwell Automation, Inc.	250	125.00	4/19/14	(41,250)
Sempra Energy	325	100.00	5/17/14	(26,813)
Shire PLC ADR	200	165.00	4/19/14	(4,500)
Simon Property Group, Inc.	145	170.00	4/19/14	(3,407)
SunTrust Banks, Inc.	875	42.00	5/17/14	(28,000)
United Technologies Corp.	275	120.00	4/19/14	(9,350)
Visa, Inc., Class A	215	235.00	5/17/14	(22,790)
Walt Disney Co. (The)	655	82.50	4/19/14	(37,008)
Yum! Brands, Inc.	345	77.50	5/17/14	(51,750)

Total Covered Call Options Written (premiums received $2,946,988)				$(1,880,928)

Other Assets, Less Liabilities — 0.2%				$1,565,076

Net Assets — 100.0%				$562,557,202

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	A portion of each applicable common stock for which a written call option is outstanding at March 31, 2014 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014.

8	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2014
Unaffiliated investments, at value (identified cost, $501,593,836)	$556,467,987
Affiliated investment, at value (identified cost, $6,405,067)	6,405,067
Cash	5,751,569
Dividends receivable	512,480
Interest receivable from affiliated investment	1,164
Receivable for investments sold	13,701,231
Receivable for open forward foreign currency exchange contracts	34,073
Tax reclaims receivable	29,468
Total assets	$582,903,039

Liabilities
Written options outstanding, at value (premiums received, $2,946,988)	$1,880,928
Payable for investments purchased	17,866,994
Payable to affiliates:
Investment adviser fee	482,075
Accrued expenses	115,840
Total liabilities	$20,345,837
Net Assets	$562,557,202

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 39,173,049 shares issued and outstanding	$391,730
Additional paid-in capital	523,145,514
Accumulated net realized gain	1,606,888
Accumulated distributions in excess of net investment income	(18,560,982)
Net unrealized appreciation	55,974,052
Net Assets	$562,557,202

Net Asset Value
($562,557,202 ÷ 39,173,049 common shares issued and outstanding)	$14.36

9	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2014
Dividends (net of foreign taxes, $23,506)	$4,774,839
Interest income allocated from affiliated investment	5,762
Expenses allocated from affiliated investment	(579)
Total investment income	$4,780,022

Expenses
Investment adviser fee	$2,770,567
Trustees’ fees and expenses	12,216
Custodian fee	106,552
Transfer and dividend disbursing agent fees	9,448
Legal and accounting services	37,830
Printing and postage	114,808
Miscellaneous	46,255
Total expenses	$3,097,676
Deduct —
Reduction of custodian fee	$21
Total expense reductions	$21

Net expenses	$3,097,655

Net investment income	$1,682,367

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$4,584,198
Investment transactions allocated from affiliated investment	54
Written options	(2,840,438)
Foreign currency and forward foreign currency exchange contract transactions	101,458
Net realized gain	$1,845,272
Change in unrealized appreciation (depreciation) —
Investments	$54,855,377
Written options	88,497
Foreign currency and forward foreign currency exchange contracts	56,610
Net change in unrealized appreciation (depreciation)	$55,000,484

Net realized and unrealized gain	$56,845,756

Net increase in net assets from operations	$58,528,123

10	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
From operations —
Net investment income	$1,682,367	$4,695,618
Net realized gain from investment transactions, written options, and foreign currency and forward foreign currency exchange contract transactions	1,845,272	175,338,893
Net change in unrealized appreciation (depreciation) from investments, written options, foreign currency and forward foreign currency exchange contracts	55,000,484	(111,476,111)
Net increase in net assets from operations	$58,528,123	$68,558,400
Distributions to shareholders —
From net investment income	$(20,310,765)*	$(10,794,782)
From net realized gain	—	(30,005,837)
Total distributions	$(20,310,765)	$(40,800,619)
Capital share transactions —
Cost of shares repurchased (see Note 5)	$(252,686)	$(6,993,385)
Net decrease in net assets from capital share transactions	$(252,686)	$(6,993,385)

Net increase in net assets	$37,964,672	$20,764,396

Net Assets
At beginning of period	$524,592,530	$503,828,134
At end of period	$562,557,202	$524,592,530

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(18,560,982)	$67,416

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

11	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2014

Financial Highlights

	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$13.380		$12.650	$11.150	$12.870	$13.450	$16.490

Income (Loss) From Operations
Net investment income(1)	$0.043		$0.119	$0.098	$0.068	$0.092	$0.147
Net realized and unrealized gain (loss)	1.454		1.623	2.460	(0.636)	0.787	(1.543)

Total income (loss) from operations	$1.497		$1.742	$2.558	$(0.568)	$0.879	$(1.396)

Less Distributions
From net investment income	$(0.518	)*	$(0.274)	$(0.097)	$(0.068)	$(0.092)	$(0.176)
From net realized gain	—		(0.763)	—	—	—	—
Tax return of capital	—		—	(0.967)	(1.084)	(1.367)	(1.468)

Total distributions	$(0.518)		$(1.037)	$(1.064)	$(1.152)	$(1.459)	$(1.644)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$0.001		$0.025	$0.006	$—	$—	$—

Net asset value — End of period	$14.360		$13.380	$12.650	$11.150	$12.870	$13.450

Market value — End of period	$13.070		$12.060	$11.080	$9.780	$12.990	$13.680

Total Investment Return on Net Asset Value(2)	11.72	%(3)	15.66%	25.24%	(4.63)%	6.87%	(6.20)%

Total Investment Return on Market Value(2)	12.81	%(3)	19.02%	25.06%	(17.12)%	6.02%	18.23%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$562,557		$524,593	$503,828	$445,814	$513,953	$534,948
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.12	%(5)	1.14%	1.15%	1.15%	1.12%	1.17%
Net investment income	0.61	%(5)	0.92%	0.80%	0.52%	0.69%	1.17%
Portfolio Turnover	28	%(3)	143%	35%	78%	27%	65%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

12	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Enhanced Equity Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

13

Eaton Vance

Enhanced Equity Income Fund

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

As of March 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Interim Financial Statements — The interim financial statements relating to March 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

Subject to its Managed Distribution Plan, the Fund intends to make monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended March 31, 2014, the amount of distributions estimated to be a tax return of capital was approximately $17,762,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

14

Eaton Vance

Enhanced Equity Income Fund

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the six months ended March 31, 2014, the Fund’s investment adviser fee amounted to $2,770,567. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $156,164,640 and $182,681,230, respectively, for the six months ended March 31, 2014.

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended March 31, 2014 and the year ended September 30, 2013.

On August 6, 2012, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). On September 30, 2013, the Board of Trustees of the Fund approved the continuation of the Fund’s share repurchase program. The Board authorized the repurchase by the Fund of up to 10% of its common shares outstanding as of September 30, 2013 in open market transactions at a discount to NAV. The terms of the reauthorization increased the number of shares available for repurchase. The repurchase program does not obligate the Fund to purchase a specific amount of shares. During the six months ended March 31, 2014 and the year ended September 30, 2013, the Fund repurchased 20,000 and 632,600, respectively, of its common shares under the share repurchase program at a cost, including brokerage commissions, of $252,686 and $6,993,385, respectively, and an average price per share of $12.63 and $11.05, respectively. The weighted average discount per share to NAV on these repurchases amounted to 10.71% and 12.22% for the six months ended March 31, 2014 and the year ended September 30, 2013, respectively.

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$508,192,759

Gross unrealized appreciation	$59,326,489
Gross unrealized depreciation	(4,646,194)

Net unrealized appreciation	$54,680,295

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at March 31, 2014 is included in the Portfolio of Investments.

15

Eaton Vance

Enhanced Equity Income Fund

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at March 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

4/30/14	Japanese Yen 327,520,000	United States Dollar 3,207,741	Credit Suisse International	$34,073	$—	$34,073

				$34,073	$—	$34,073

Written options activity for the six months ended March 31, 2014 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	46,795	$3,478,123
Options written	160,435	13,107,472
Options terminated in closing purchase transactions	(88,511)	(7,481,096)
Options exercised	(434)	(23,852)
Options expired	(77,340)	(6,133,659)

Outstanding, end of period	40,945	$2,946,988

At March 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Equity Price Risk: The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2014, the Fund had no open derivatives with credit-related contingent features in a net liability position.

The over the counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion

16

Eaton Vance

Enhanced Equity Income Fund

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Written options	$—		$(1,880,928	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	34,073	(2)	—

Total		$34,073		$(1,880,928)

Derivatives not subject to master netting or similar agreements		$—		$(1,880,928)

Total Derivatives subject to master netting or similar agreements		$34,073		$—

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of March 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Credit Suisse International	$34,073	$—	$—	$ —	$34,073

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2014 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Written options	$(2,840,438)	$88,497
Foreign Exchange	Forward foreign currency exchange contracts	115,987	56,961

Total		$(2,724,451)	$145,458

(1)	Statement of Operations location: Net realized gain (loss) – Written options and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options and Foreign currency and forward foreign currency exchange contracts, respectively.

17

Eaton Vance

Enhanced Equity Income Fund

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended March 31, 2014, which is indicative of the volume of this derivative type, was approximately $971,000.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$67,561,350	$3,298,538		$—	$70,859,888
Consumer Staples	43,204,937	—		—	43,204,937
Energy	56,104,415	—		—	56,104,415
Financials	97,450,611	—		—	97,450,611
Health Care	72,834,505	4,693,417		—	77,527,922
Industrials	51,447,232	—		—	51,447,232
Information Technology	101,071,431	6,001,803		—	107,073,234
Materials	21,539,037	—		—	21,539,037
Telecommunication Services	13,885,124	—		—	13,885,124
Utilities	17,375,587	—		—	17,375,587

Total Common Stocks	$542,474,229	$13,993,758	*	$—	$556,467,987

Short-Term Investments	$—	$6,405,067		$—	$6,405,067

Total Investments	$542,474,229	$20,398,825		$—	$562,873,054

Forward Foreign Currency Exchange Contracts	$—	$34,073		$—	$34,073

Total	$542,474,229	$20,432,898		$—	$562,907,127

Liability Description

Covered Call Options Written	$(1,880,928)	$—		$—	$(1,880,928)

Total	$(1,880,928)	$—		$—	$(1,880,928)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

18

Eaton Vance

Enhanced Equity Income Fund

March 31, 2014

Officers and Trustees

Officers of Eaton Vance Enhanced Equity Income Fund

Walter A. Row, III

President

Maureen A. Gemma

Vice President, Secretary and
Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Enhanced Equity Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of March 31, 2014, Fund records indicate that there are 21 registered shareholders and approximately 26,281 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EOI.

19

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On September 30, 2013, the Fund’s Board of Trustees approved the continuation of the Fund’s share repurchase program. The Board authorized the Fund to repurchase up to 10% of its common shares outstanding as of September 30, 2013 in open market transactions at a discount to net asset value (NAV). Under the previous authorization, the Fund could repurchase up to 10% of its common shares outstanding as of August 8, 2012 at a discount to NAV in the open market. The terms of the reauthorization increased the number of shares available for repurchase. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

20

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7740 3.31.14	CE-EEIFSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period*	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Programs	Maximum Number of Shares that May Yet Be Purchased Under the Programs**
October 2013	—	—	—	3,919,305
November 2013	—	—	—	3,919,305
December 2013	20,000	$12.63	20,000	3,899,305
January 2014	—	—	—	3,899,305
February 2014	—	—	—	3,899,305
March 2014	—	—	—	3,899,305
Total	20,000	$12.63	20,000

*	On August 6, 2012, the Fund’s Board of Trustees approved a share repurchase program authorizing the Fund to repurchase up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program was announced on August 8, 2012. On September 30, 2013, the Fund’s Board of Trustees approved the continuation of the Fund’s share repurchase program and authorized the Fund to repurchase up to 10% of its common shares outstanding as of September 30, 2013 in open market transactions at a discount to net asset value. The terms of the reauthorization increased the number of shares available for repurchase.
**	Information prior to October 2013 is based on the total number of shares eligible for repurchase under the program, as approved on August 6, 2012. Information from October 2013 forward is based on the total number of shares eligible for repurchase under the program, as approved on September 30, 2013.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 9, 2014

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 9, 2014